OTHER INCOME	12 Months Ended
Dec. 31, 2011
OTHER INCOME
OTHER INCOME
16. OTHER INCOME Other income for the year ended December 31, 2011 was RMB2.1 million, representing a tax refund from the local government of one of the Group's operating entities located in Beijing.